Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Share-Based Compensation Plans

Note 23 – Share-Based Compensation Plans

Northern Trust recognizes as compensation expense the grant-date fair value of stock options and other equity based compensation granted to employees within the income statement using a fair value-based method.

Total compensation expense for share-based payment arrangements and the associated tax impacts were as follows for the periods presented:

	FOR THE YEAR ENDED DECEMBER 31,
(In Millions)	2011	2010	2009
Stock Options	$34.1	$27.6	$27.9
Stock and Stock Unit Awards	36.2	25.1	19.7
Performance Stock Units	—	—	(22.2)

Total Share-Based Compensation Expense	$70.3	$52.7	$25.4
Tax Benefits Recognized	$26.5	$19.3	$9.3

As of December 31, 2011, there was $122.5 million of unrecognized compensation cost related to unvested share-based compensation arrangements granted under the Corporation’s stock-based compensation plans. That cost is expected to be recognized as expense over a weighted-average period of approximately 3 years. Share-based compensation expense in 2009 includes the reversal of accruals related to performance stock units granted in 2008 and 2007 which were not expected to vest.

The Amended and Restated Northern Trust Corporation 2002 Stock Plan (the Plan) is administered by the Compensation and Benefits Committee (Committee) of the Board of Directors. All employees of the Corporation and its subsidiaries and all directors of the Corporation are eligible to receive awards under the Plan. The Plan provides for the grant of stock options, stock appreciation rights, stock awards, stock units and performance shares. As detailed below, grants are outstanding under both the Plan and The Northern Trust Corporation Amended 1992 Incentive Stock Plan (1992 Plan), a predecessor plan. The total number of shares of the Corporation’s common stock authorized for issuance under the Plan is 40,000,000. As of December 31, 2011, shares available for future grant under the Plan totaled 12,423,266.

The following describes Northern Trust’s share-based payment arrangements and applies to awards under the Plan and the 1992 Plan, as applicable.

Stock Options. Stock options consist of options to purchase common stock at prices not less than 100% of the fair value thereof on the date the options are granted. Options have a maximum ten-year life and generally vest and become exercisable in one to four years after the date of grant. In addition, all options may become exercisable upon a “change of control” as defined in the Plan or the 1992 Plan. All options terminate at such time as determined by the Committee and as provided in the terms and conditions of the respective option grants.

The weighted-average assumptions used for options granted during the years ended December 31 are as follows:

	2011	2010	2009
Expected Term (in Years)	7.7	7.4	6.8
Dividend Yield	4.56%	4.38%	3.51%
Expected Volatility	43.2	41.5	40.7
Risk Free Interest Rate	2.94	2.64	2.46

The expected term of options represents the period of time options granted are expected to be outstanding based primarily on the historical exercise behavior attributable to previous option grants. Dividend yield represents the estimated yield from dividends paid on the Corporation’s common stock over the expected term of the options. Expected volatility is determined based on the historical daily volatility of Northern Trust’s stock price over the most recent period equal to the expected term of the option. The risk free interest rate is based on the U.S. Treasury yield curve at the time of grant for a period equal to the expected term of the options granted.

The following table provides information about stock options granted, vested, and exercised in the years ended December 31.

(In Millions, Except Per Share Information)	2011	2010	2009
Weighted Average Grant-Date Per Share Fair Value of Stock Options Granted	$15.26	$14.45	$16.94
Grant-Date Fair Value of Stock Options Vested	27.9	26.7	18.4
Stock Options Exercised:
Intrinsic Value as of Exercise Date	1.5	5.0	11.3
Cash Received	5.4	16.9	38.9
Tax Deduction Benefits Realized	.5	1.7	3.6

The following is a summary of changes in nonvested stock options for the year ended December 31, 2011.

NONVESTED SHARES	SHARES	WEIGHTED- AVERAGE GRANT- DATE FAIR VALUE PER SHARE
Nonvested as December 31, 2010	4,735,065	$15.89
Granted	2,380,933	15.26
Vested	(1,713,989)	16.30
Forfeited or Cancelled	(53,662)	15.43

Nonvested at December 31, 2011	5,348,347	$15.48

A summary of the status of stock options under the Plan and the 1992 Plan at December 31, 2011, and changes during the year then ended, are presented in the table below.

($ In Millions Except Per Share Information)	SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)	AGGREGATE INTRINSIC VALUE
Options Outstanding, December 31, 2010	16,407,354	$53.78
Granted	2,380,933	51.73
Exercised	(149,385)	38.66
Forfeited, Expired or Cancelled	(1,637,487)	66.65

Options Outstanding, December 31, 2011	17,001,415	$52.39	5.0	$9.1

Options Exercisable, December 31, 2011	11,653,068	$51.80	3.5	$9.0

Stock and Stock Unit Awards. Stock or stock unit awards may be granted by the Committee to participants which entitle them to receive a payment in the Corporation’s common stock or cash under the terms of the Plan and such other terms and conditions as the Committee deems appropriate. Each stock unit provides the recipient the opportunity to receive one share of stock for each stock unit that vests. The stock units granted in 2011 predominately vest at a rate equal to 50% on the third anniversary date of the grant and 50% on the fourth anniversary date. Stock and stock unit grants totaled 995,176, 1,223,539, and 646,549, with weighted average grant-date fair values of $50.79, $50.67, and $56.07 per share, for the years ended December 31, 2011, 2010, and 2009, respectively. The total fair value of shares vested during the years ended December 31, 2011, 2010, and 2009, was $7.1 million, $19.1 million, and $25.6 million, respectively.

A summary of the status of outstanding stock and stock unit awards under the Plan and the 1992 Plan at December 31, 2011, and changes during the year then ended, is presented in the table below.

($ In Millions)	NUMBER	AGGREGATE INTRINSIC VALUE
Stock and Stock Unit Awards Outstanding, December 31, 2010	2,144,510	$118.8
Granted	995,176
Distributed	(179,812)
Forfeited	(45,309)

Stock and Stock Unit Awards Outstanding, December 31, 2011	2,914,565	$115.6

Units Convertible, December 31, 2011	105,498	$4.2

The following is a summary of nonvested stock and stock unit awards at December 31, 2011, and changes during the year then ended.

NONVESTED STOCK AND STOCK UNITS	NUMBER	WEIGHTED AVERAGE GRANT- DATE FAIR VALUE PER UNIT	WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at December 31, 2010	2,038,244	$54.41	2.7
Granted	995,176	50.79
Vested	(179,044)	66.81
Forfeited	(45,309)	54.99

Nonvested at December 31, 2011	2,809,067	$52.33	2.4

Director Stock Awards. In 2011, stock units with a total value of $1.1 million (22,188 stock units) that vest on the date of the 2012 annual meeting of the Corporation’s stockholders were granted to non-employee directors. In 2010, stock units with a total value of $1.1 million (21,131 stock units) that vested on the date of the 2011 annual meeting of the Corporation’s stockholders were granted to non-employee directors. Stock units granted to non-employee directors do not have voting rights. Each stock unit entitles a director to one share of common stock at vesting, unless a director elects to defer receipt of the shares. Directors may elect to defer the payment of their annual stock unit grant and cash-based compensation until termination of services as director. Amounts deferred are converted into stock units representing shares of common stock of the Corporation. Distributions of deferred stock units are made in stock. Distributions of the stock unit account that relate to cash-based compensation are made in cash based on the fair value of the stock units at the time of distribution.